Exploration & Evaluation Asset (Tables)	3 Months Ended
Mar. 31, 2022
Schedule of Exploration & Evaluation Asset
Unproven properties
Bulgaria
December 31, 2020	3,122,443
Foreign currency translation change	(6,297)
December 31, 2021	$3,116,146
Foreign currency translation change	2,959
March 31, 2022	3,119,105